Segment Disclosures Disclosure of operating segments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenues	$ 2,249	$ 2,307	$ 2,397
Fuel and purchased power (Note 6)	1,100	1,016	963
Gross margin	1,149	1,291	1,434
Depreciation and amortization	574	635	601
Asset impairment charges (reversals) (Note 7)	73	20	28
Restructuring provision	0	0	1
Taxes, other than income taxes	31	30	31
Finance lease income	8	54	66
Gain on sale of assets and other	1	2	4
Net interest expense (Note 10)	(250)	(247)	(229)
Foreign exchange gain (loss)	(15)	(1)	(5)
Earnings (loss) before income taxes	(96)	(54)	314
Goodwill (Note 18)	464	463
Property, plant and equipment (Note 17)	6,164	6,578	6,824
Intangible assets (Note 19)	373	364	355
Other assets (Note 20)	234	237
Property, plant and equipment expenditures	277	338	358
Purchase of intangible assets	20	51	21
Mine depreciation	136	73	63
Adjustments for depreciation and amortisation expense	710	708	664
Canada
Disclosure of operating segments [line items]
Revenues	1,573	1,663	1,828
Goodwill (Note 18)	417	417
Property, plant and equipment (Note 17)	4,953	5,353
Intangible assets (Note 19)	273	297
Other assets (Note 20)	101	105
US
Disclosure of operating segments [line items]
Revenues	511	509	450
Goodwill (Note 18)	47	46
Property, plant and equipment (Note 17)	657	619
Intangible assets (Note 19)	59	25
Other assets (Note 20)	50	43
Australia
Disclosure of operating segments [line items]
Revenues	165	135	119
Goodwill (Note 18)	0	0
Property, plant and equipment (Note 17)	554	606
Intangible assets (Note 19)	41	42
Other assets (Note 20)	83	89
Wind and Solar
Disclosure of operating segments [line items]
Income from government grants	16	18	19
Reportable segments [member]
Disclosure of operating segments [line items]
Revenues	2,249	2,307	2,397
Fuel and purchased power (Note 6)	1,100	1,016	963
Gross margin	1,149	1,291	1,434
Operations, maintenance, and administration (Note 5)	515	517	489
Depreciation and amortization	574	635	601
Asset impairment charges (reversals) (Note 7)	73	20	28
Taxes, other than income taxes	31	30	31
Profit (loss) from operating activities	(204)	(49)	(193)
Operating income	160	138	478
Finance lease income	8	54	66
Gain on sale of assets and other	1	2	4
Net interest expense (Note 10)	(250)	(247)	(229)
Foreign exchange gain (loss)	(15)	(1)	(5)
Earnings (loss) before income taxes	(96)	(54)	314
Goodwill (Note 18)	464	463
Property, plant and equipment (Note 17)	6,164	6,578
Intangible assets (Note 19)	373	364
Property, plant and equipment expenditures	277	338	358
Purchase of intangible assets	20	51	21
Reportable segments [member] | Canadian Coal
Disclosure of operating segments [line items]
Revenues	912	999	1,048
Fuel and purchased power (Note 6)	666	585	451
Gross margin	246	414	597
Operations, maintenance, and administration (Note 5)	171	192	178
Depreciation and amortization	241	317	242
Asset impairment charges (reversals) (Note 7)	38	20	0
Taxes, other than income taxes	13	13	13
Profit (loss) from operating activities	(198)	(40)	(2)
Operating income	(19)	(88)	166
Finance lease income	0	0	0
Goodwill (Note 18)	0	0
Property, plant and equipment (Note 17)	2,587	2,902
Intangible assets (Note 19)	81	91
Property, plant and equipment expenditures	101	116	159
Purchase of intangible assets	3	5	3
Reportable segments [member] | United States Coal
Disclosure of operating segments [line items]
Revenues	442	435	354
Fuel and purchased power (Note 6)	314	293	281
Gross margin	128	142	73
Operations, maintenance, and administration (Note 5)	61	51	54
Depreciation and amortization	74	73	61
Asset impairment charges (reversals) (Note 7)	0	0	0
Taxes, other than income taxes	5	4	4
Profit (loss) from operating activities	0	0	0
Operating income	(12)	14	(46)
Finance lease income	0	0	0
Goodwill (Note 18)	0	0
Property, plant and equipment (Note 17)	332	370
Intangible assets (Note 19)	7	7
Property, plant and equipment expenditures	14	35	15
Purchase of intangible assets	0	1	1
Reportable segments [member] | Canadian Gas
Disclosure of operating segments [line items]
Revenues	232	261	402
Fuel and purchased power (Note 6)	96	101	185
Gross margin	136	160	217
Operations, maintenance, and administration (Note 5)	48	50	54
Depreciation and amortization	43	38	100
Asset impairment charges (reversals) (Note 7)	0	0	0
Taxes, other than income taxes	1	1	1
Profit (loss) from operating activities	0	(9)	(191)
Operating income	44	80	253
Finance lease income	8	11	14
Goodwill (Note 18)	0	0
Property, plant and equipment (Note 17)	391	416
Intangible assets (Note 19)	4	3
Property, plant and equipment expenditures	21	31	11
Purchase of intangible assets	0	0	1
Reportable segments [member] | Australian Gas
Disclosure of operating segments [line items]
Revenues	165	135	119
Fuel and purchased power (Note 6)	8	14	20
Gross margin	157	121	99
Operations, maintenance, and administration (Note 5)	37	31	25
Depreciation and amortization	49	37	17
Asset impairment charges (reversals) (Note 7)	0	0	0
Taxes, other than income taxes	0	0	1
Profit (loss) from operating activities	0	0	0
Operating income	71	53	56
Finance lease income	0	43	52
Goodwill (Note 18)	0	0
Property, plant and equipment (Note 17)	554	606
Intangible assets (Note 19)	41	42
Property, plant and equipment expenditures	6	114	107
Purchase of intangible assets	0	29	0
Reportable segments [member] | Wind and Solar
Disclosure of operating segments [line items]
Revenues	282	287	272
Fuel and purchased power (Note 6)	17	17	18
Gross margin	265	270	254
Operations, maintenance, and administration (Note 5)	50	48	52
Depreciation and amortization	110	111	119
Asset impairment charges (reversals) (Note 7)	12	0	28
Taxes, other than income taxes	8	8	8
Profit (loss) from operating activities	(6)	0	(1)
Operating income	91	103	48
Finance lease income	0	0	0
Goodwill (Note 18)	175	174
Property, plant and equipment (Note 17)	1,799	1,764
Intangible assets (Note 19)	173	149
Property, plant and equipment expenditures	117	20	16
Purchase of intangible assets	0	0	0
Reportable segments [member] | Hydro
Disclosure of operating segments [line items]
Revenues	156	121	126
Fuel and purchased power (Note 6)	6	6	8
Gross margin	150	115	118
Operations, maintenance, and administration (Note 5)	38	37	33
Depreciation and amortization	30	31	33
Asset impairment charges (reversals) (Note 7)	0	0	0
Taxes, other than income taxes	3	3	3
Profit (loss) from operating activities	0	0	0
Operating income	79	44	49
Finance lease income	0	0	0
Goodwill (Note 18)	259	259
Property, plant and equipment (Note 17)	481	497
Intangible assets (Note 19)	4	3
Property, plant and equipment expenditures	16	16	43
Purchase of intangible assets	0	0	0
Reportable segments [member] | Energy Marketing
Disclosure of operating segments [line items]
Revenues	67	69	76
Fuel and purchased power (Note 6)	0	0	0
Gross margin	67	69	76
Operations, maintenance, and administration (Note 5)	24	24	24
Depreciation and amortization	2	2	3
Asset impairment charges (reversals) (Note 7)	0	0	0
Taxes, other than income taxes	0	0	0
Profit (loss) from operating activities	0	0	0
Operating income	41	43	49
Finance lease income	0	0	0
Goodwill (Note 18)	30	30
Property, plant and equipment (Note 17)	1	1
Intangible assets (Note 19)	11	13
Property, plant and equipment expenditures	0	0	0
Purchase of intangible assets	0	0	0
Reportable segments [member] | Corporate
Disclosure of operating segments [line items]
Revenues	(7)	0	0
Fuel and purchased power (Note 6)	(7)	0	0
Gross margin	0	0	0
Operations, maintenance, and administration (Note 5)	86	84	69
Depreciation and amortization	25	26	26
Asset impairment charges (reversals) (Note 7)	23	0	0
Taxes, other than income taxes	1	1	1
Profit (loss) from operating activities	0	0	1
Operating income	(135)	(111)	(97)
Finance lease income	0	0	0
Goodwill (Note 18)	0	0
Property, plant and equipment (Note 17)	19	22
Intangible assets (Note 19)	52	56
Property, plant and equipment expenditures	2	6	7
Purchase of intangible assets	$ 17	$ 16	$ 16